Warrants - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2021	Nov. 17, 2021
Class of Warrant or Right
Warrants outstanding (in shares)	11,500,000	2,696,120
Warrants issued (in shares)	11,500,000
Common stock, shares, issued (shares)	93,950,205	36,463,696		65,625,896
Public Warrants
Class of Warrant or Right
Warrants outstanding (in shares)	11,500,000	0
Aggregate number of securities (in shares)	11,500,000
Number of securities called by warrant (in shares)	1
Exercise price (usd per shares)	$ 11.50
Number of days exercisable public warrants	30 days
Warrants, term	5 years
Warrants issued (in shares)	11,500,000
Legacy Wejo Warrants
Class of Warrant or Right
Warrants outstanding (in shares)	0	2,696,120
Exercise price (usd per shares)		$ 3.03
Warrants issued (in shares)	0	0
Warrants exercisable (warrants)		2,328,206
Warrants exercisable upon exercisable event (warrants)		368,074
Exercise price (usd per share)		$ 2.98
Common stock, shares, issued (shares)			1,967,193